Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2023
Commitments and Contingencies [Abstract]
Schedule of Company was Obligated Under Operating Leases for Minimum Rentals	As of September 30, 2023, the Company was obligated under operating leases for minimum rentals as follows:
For the Twelve Months Ending September 30,
2024	$4,936
2025	165
2026	165
2027	165
2028	165
Thereafter	1,522
$7,118